UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number          811-22904

                               Evanston Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960

                                       Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Scott Zimmerman

1560 Sherman Avenue, Suite 960

                           Evanston, Illinois 60201

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (847) 328-4961

Date of fiscal year end:   March 31

Date of reporting period:   March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Evanston Alternative Opportunities Fund

Financial Statements

As of and for the year ended March 31, 2018

with Report of Independent Registered Public Accounting Firm

Evanston Alternative Opportunities Fund

Financial Statements

For the year ended March 31, 2018

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606-4301
USA

Tel: +1 312 486 1000
FAX: +1 312 486 1486
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Evanston Alternative Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Evanston Alternative Opportunities Fund (the “Fund”), including the schedule of investments, as of March 31, 2018, the related statements of operations, changes in net assets, cash flows, and financial highlights (included in Note 10) for the year then ended, and the and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations, changes in its net assets, its cash flows, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended March 31, 2017 and the financial highlights for each of the two years in the period ended March 31, 2017 and the period July 1, 2014 (commencement of operations) through March 31, 2015 were audited by other auditors whose report dated May 25, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian or the investment manager or administrator of the portfolio funds. We believe that our audit provide a reasonable basis for our opinion.

May 24, 2018

We have served as the auditor of Evanston Alternative Opportunities Fund since 2017.

Evanston Alternative Opportunities Fund

Statement of Assets and Liabilities

March 31, 2018

Assets

Cash	$126,697
Investments in Portfolio Funds, at fair value (cost $45,826,341)	52,057,027
Receivable from investments in Portfolio Funds	7,770,147
Short-term investments (cost $583,132)	583,132
Prepaid investment in Portfolio Funds	300,000
Due from the Adviser	59,743
Other assets	40,236

Total assets	60,936,982

Liabilities

Payable to redeeming shareholders	6,212,341
Management fees payable	181,507
Accounts payable and accrued liabilities	141,926
Trustees fees payable	45,000

Total liabilities	6,580,774

Net assets	$54,356,208

Net assets comprised of:
Paid in capital	$55,165,286
Accumulated net investment loss	(6,259,127)
Accumulated net realized loss	(780,637)
Accumulated net unrealized appreciation on investments	6,230,686

Net assets	$54,356,208

Net assets for Class I Shares	$54,136,755

Net assets for Class A Shares	$219,453

Class I net asset value per share (unlimited shares authorized; 5,599,377 shares issued and outstanding)	$9.67

Class A net asset value per share (unlimited shares authorized; 23,076 shares issued and outstanding)	$9.51

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments

March 31, 2018

Investments in Portfolio Funds *	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Event Driven(a)
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	$2,747,927	$3,322,078	6.11%	Annually

Total Event Driven		2,747,927	3,322,078	6.11

Global Asset Allocation(b)
Element Capital Feeder Fund Limited	11/1/2014	3,906,338	4,950,355	9.11	Quarterly
Rokos Global Macro Fund Limited	11/1/2015	1,700,000	2,084,366	3.83	Monthly

Total Global Asset Allocation		5,606,338	7,034,721	12.94

Long-Short(c)
Kintbury Equity Fund Limited	7/1/2016	1,800,000	1,800,701	3.31	Quarterly
Long Pond Offshore, Ltd.	6/1/2015	1,673,354	2,025,345	3.73	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	1,834,677	2,276,027	4.19	Quarterly
Oxbow Fund (Offshore) Limited	9/1/2015	1,910,862	2,425,610	4.46	Quarterly
Pleiad Asia Offshore Feeder Fund	12/1/2014	2,262,500	2,745,467	5.05	Quarterly
Soroban Cayman Fund Ltd	7/1/2014	3,680,000	3,808,263	7.00	Quarterly
The Adelphi Europe Fund	7/1/2014	2,000,944	2,310,047	4.25	Quarterly
Wellington Management Investors (Bermuda), Ltd.***	1/1/2018	1,250,047	1,313,610	2.42	Quarterly
Whale Rock Flagship Fund Ltd.	7/1/2014	1,526,290	2,423,491	4.46	Quarterly

Total Long-Short		17,938,674	21,128,561	38.87

Relative Value(d)
Iguazu Investors (Cayman), SPC	7/1/2014	1,723,042	2,035,700	3.75	Quarterly
Ionic Volatility Arbitrage Fund II Ltd.	7/1/2015	2,374,925	1,636,828	3.01	Monthly
Pine River Fixed Income Fund Ltd.	7/1/2014	54,843	34,378	0.06	N/A****
Triton Fund, Ltd.***	7/1/2014	803,615	742,136	1.37	Quarterly

Total Relative Value		4,956,425	4,449,042	8.19

Multi-Discipline(e)
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	4,143,392	4,551,686	8.37	Annually
Castle Hook Offshore Fund Ltd.	1/1/2017	2,175,000	2,380,338	4.38	Quarterly
Diameter Offshore Fund LP	9/1/2017	2,250,000	2,326,772	4.28	Quarterly
Sachem Head Offshore Ltd.	7/1/2014	2,103,717	2,450,536	4.51	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	7/1/2014	2,119,716	2,417,215	4.45	Quarterly
Zebedee Focus Fund Limited	7/1/2014	1,785,152	1,996,078	3.67	Monthly

Total Multi-Discipline		14,576,977	16,122,625	29.66

Total investments in Portfolio Funds		$45,826,341	52,057,027	95.77

Short-term investments
Money Market Fund
100% U.S. Treasury Institutional Shares		583,132	583,132	1.07

Total investments in Portfolio Funds and short-term investments		$46,409,473	52,640,159	96.84

Remaining assets less liabilities			1,716,049	3.16

Net assets			$54,356,208	100.00%

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

March 31, 2018

Investments by Strategy (as a percentage of total investments)

Event Driven	6.31%
Global Asset Allocation	13.36
Long-Short	40.14
Relative Value	8.45
Multi-Discipline	30.63
Short-term Investments	1.11

Total	100.00%

*	Investments in Portfolio Funds are non-income producing.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 15 to 90 days. If applicable, the lock up period is 12 months.

***   These Portfolio Funds are domiciled in Bermuda. All other Portfolio Funds are domiciled in the Cayman Islands.

****  These Portfolio Funds are not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of these Portfolio Funds.

(a)   Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)   Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)   Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)   Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)   Multi-discipline managers employ a combination of any of the above mentioned strategies.

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Operations

For the year ended March 31, 2018

Investment income
Interest income	$12,589

Expenses
Management fees	761,175
Professional fees	224,351
Administration and custody fees	194,907
Trustees fees	90,000
Distribution and service fee - Class A shares	5,008
Other expenses	114,763

Total expenses	1,390,204

Less: expenses reimbursed by the Adviser (Note 5)	(307,111)

Net expenses	1,083,093

Net investment loss	(1,070,504)

Realized and unrealized gain on investments in Portfolio Funds
Net realized gain on investments in Portfolio Funds	2,477,748
Net change in unrealized appreciation on investments in Portfolio Funds	2,093,768

Net realized and unrealized gain on investments in Portfolio Funds	4,571,516

Net increase in net assets resulting from operations	$3,501,012

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Changes in Net Assets

	For the year ended March 31, 2018	For the year ended March 31, 2017
Net increase in net assets resulting from operations
Net investment loss	$(1,070,504)	$(939,143)
Net realized gain (loss) on investments in Portfolio Funds	2,477,748	(932,834)
Net change in unrealized appreciation on investments in Portfolio Funds	2,093,768	4,810,741

Net increase in net assets resulting from operations	3,501,012	2,938,764

Shareholders’ transactions
Class I capital subscriptions (304,079 and 2,319,749 shares, respectively)	2,959,880	21,992,095
Class A capital subscriptions (0 and 64,830 shares, respectively)	–	621,500
Class I reinvestment of distributions (338,517 and 104,282 shares, respectively)	3,216,890	992,733
Class A reinvestment of distributions (1,196 and 1,540 shares, respectively)	11,204	14,564
Distributions to Class I shareholders from net investment income	(3,254,282)	(995,987)
Distributions to Class A shareholders from net investment income	(33,753)	(14,564)
Class I tender offers (1,598,643 and 158,136 shares, respectively)	(15,381,384)	(1,517,101)
Class A tender offers (71,721 and 0 shares, respectively)	(679,593)	–

Net (decrease) increase in net assets resulting from shareholders’ transactions ((956,047) and 2,265,895 Class I shares, respectively and (70,525) and 66,370 Class A shares, respectively)	(13,161,038)	21,093,240

Change in net assets	(9,660,026)	24,032,004

Net assets, beginning of year	64,016,234	39,984,230

Net assets, end of year	$54,356,208	$64,016,234

Accumulated net investment loss, end of year	$(6,259,127)	$(3,364,546)

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Cash Flows

For the year ended March 31, 2018

Operating activities
Net increase in net assets resulting from operations	$3,501,012
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments in Portfolio Funds	(5,800,000)
Withdrawals from Portfolio Funds	14,884,032
Investments in short-term investments	(10,312,589)
Withdrawals from short-term investments	9,729,457
Net realized gain on investments in Portfolio Funds	(2,477,748)
Net changed in unrealized appreciation on investments in Portfolio Funds	(2,093,768)
Decrease in due from the Adviser	1,367
Increase in other assets	(37,097)
Decrease in management fees payable	(10,878)
Increase in accounts payable and accrued liabilities	24,164
Increase in trustees fees payable	22,500

Net cash provided by operating activities	7,430,452

Financing activities
Capital subscriptions	2,959,880
Capital redemptions	(10,623,187)
Distribution to shareholders	(59,941)

Net cash used in financing activities	(7,723,248)

Net change in cash	(292,796)
Cash, beginning of year	419,493

Cash, end of year	$126,697

Supplemental disclosure of cash flow information:
Non-cash distributions reinvested	$3,228,094

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

1. Organization

Evanston Alternative Opportunities Fund (the “Fund”) was formed on October 16, 2013, as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company and commenced operations on July 1, 2014. The Fund’s investment objective is to seek attractive long-term risk adjusted returns. The Fund is a “fund of funds” formed to invest substantially all of its assets in investment vehicles often referred to as hedge funds (“Portfolio Funds”) that are managed by independent investment managers (“Portfolio Fund Managers”).

Evanston Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the Fund’s investment adviser and is responsible for the day-to-day management of the Fund and for investing the Fund’s assets in various Portfolio Funds, subject to policies adopted by the Board of Trustees of the Fund (the “Board”). The Board provides broad oversight over the operations and affairs of the Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2. Significant Accounting Policies

Basis of Accounting — The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies.

Income Recognition and Expenses — All investment transactions are recorded on the trade date. Realized gains and losses on investments in Portfolio Funds are determined using the average cost method. Interest income is recognized on an accrual basis. Expenses are recognized on an accrual basis. Income and expenses are allocated pro rata to each of the share classes in the Fund except those expenses that are specifically attributable to a share class are allocated solely to such class.

Use of Estimates — The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Taxes — The Fund is classified as a corporation for federal income tax purposes and qualifies to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund intends to distribute to its Shareholders all of its distributable net investment income and net realized gains on investments in Portfolio Funds. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

FASB ASC Topic 740 - Income Taxes, provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion based on the largest benefit that is more than 50 percent likely to be realized. The Fund has not

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

2. Significant Accounting Policies (continued)

taken any tax positions that do not meet the more-likely-than-not threshold. Therefore no additional tax expense, including any interest or penalties, was recorded for the year ended March 31, 2018. To the extent the Fund is required to record interest and penalties, they would be included in interest expense and other expenses, respectively, in the Statement of Operations.

All tax years remain subject to examination by the Internal Revenue Service and taxes associated with State and foreign jurisdictions remain subject to examination based on varying statutes of limitations.

As of March 31, 2018, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$52,356,623

Gross unrealized appreciation	$520,443
Gross unrealized depreciation	(820,039)

Gross unrealized appreciation/(depreciation) on investments	$(299,596)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of distributable earnings as of October 31, 2017, the Fund’s last tax year, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years. The capital loss carryforward is not subject to expiration and will be utilized to offset future realized gains. The capital loss carryforward will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to Shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax:

Undistributed Ordinary Income	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)
$ 3,287,916	$ (1,766,279)	$ (644,095)

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below as of October 31, 2017, the Fund’s tax year end, between accumulated net investment loss, accumulated net realized loss from investments in Portfolio Funds and paid in capital reported on the Fund’s Statement of Assets and Liabilities as of March 31, 2018. Such permanent reclassifications are attributable to reclassification of the Fund’s characterization of distributions. Net assets and NAV per Share were not affected by these reclassifications.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$ 1,463,958	$ (1,463,958)	$ –

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

2. Significant Accounting Policies (continued)

Dividend Reinvestment Plan — Pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”), each Shareholder will automatically be a participant under the DRP and all dividend, income, and capital gains distributions will automatically be reinvested in the Fund. Shareholders who affirmatively choose not to participate in the DRP will receive any dividend, income, and capital gains distributions in cash.

Distribution of Income and Gains — The Fund declares and distributes dividends from net investment income and net realized gains, if any, on an annual basis. The tax character of distributions paid for the fiscal year ended March 31, 2018 and March 31, 2017 was as follows:

Ordinary income: $3,287,916 and $1,010,551

Net Asset Value Determination — The net asset value (“NAV”) of the Fund is determined as of the close of business on the last day of each month in accordance with the valuation principles, or as determined from time to time in accordance with policies established by the Board.

Investments in Portfolio Funds — The Fund values investments in Portfolio Funds at fair value in good faith, generally at the Fund’s pro rata interest in the net assets of these entities. Investments held by these Portfolio Funds are valued at prices that approximate fair value. The fair value of certain of the investments held by these Portfolio Funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the Portfolio Fund Managers of the respective Portfolio Funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly by these Portfolio Funds. Gain (loss) on investments in Portfolio Funds is net of all fees and allocations payable to the Portfolio Fund Managers of the Portfolio Funds.

Investments in Short-Term Investments — Short-term investments are investments in money market funds valued at net asset value.

3. Investments by the Fund

The Fund has the ability to liquidate its investments periodically depending on the provisions of the respective Portfolio Fund’s governing documents. The Portfolio Fund Managers of the Portfolio Funds may, in accordance with such Portfolio Funds’ governing documents, suspend redemptions, pay redemption proceeds in-kind, or invoke a fund-level “gate” provision. As of March 31, 2018, the Adviser estimates that 0.06% of the Fund’s NAV was subject to these liquidity restrictions.

Portfolio Fund Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment. These fees are deducted directly from the Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. During the year ended March 31, 2018, the fees for these services range from 1.0% to 2.5% per annum for management fees and 15% to 35% for incentive fees or allocations. In certain cases, the incentive fees or allocations may be subject to a hurdle rate.

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

3. Investments by the Fund (continued)

Based on the information the Adviser typically receives from the Fund’s Portfolio Funds, the Fund is unable to determine on a look-through basis if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund has no unfunded capital commitments to Portfolio Funds as of March 31, 2018.

4. Share Capital

The Fund offered Class I shares of beneficial interests to investors at an initial price of $10.00 per Share. As of June 1, 2015, the Fund offers two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares” and together with the Class A Shares, the “Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. All Shares issued prior to June 1, 2015 have been designated as Class I Shares in terms of rights accorded and expenses borne. Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Shares, on a best efforts basis, subject to various conditions. Shares of the Fund may be purchased from the Fund or through advisers, brokers, and dealers that have entered into selling agreements with the Distributor. Shares are offered and may be purchased on a monthly basis.

The Shares are sold at the current NAV per Share as of the date on which the purchase is accepted. Each investor will be required to represent that they are acquiring Shares directly or indirectly for the account of an eligible investor, which is limited to accredited investors as defined in Regulation D under the Securities Act of 1933, as amended. The minimum initial investment in the Fund is $50,000, and the minimum additional investment in the Fund is $10,000. The Fund may accept investments for a lesser amount under certain circumstances, as determined by the Adviser. Certain selling brokers or dealers and financial advisers may impose higher minimum investment levels, or other requirements. Class A Shares may be subject to a sales load of up to 3%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the Fund. The sales load may be waived for institutional investors, employees of the Adviser, the Distributor or a financial intermediary and their affiliates and members of their immediate families, and such other persons at the discretion of the Adviser.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to repurchase any or all of their Shares. At the discretion of the Board, the Fund intends to provide a limited degree of liquidity to Shareholders by conducting repurchase offers generally quarterly. In determining whether the Fund should repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV per Share as determined as of approximately March 31, June 30, September 30, and December 31, of each year, as applicable (each, a “Valuation Date”). The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than twenty (20) business days after the commencement date of the repurchase offer and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the securities being sought or consideration offered is first published, sent, or given to Shareholders. The Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5-25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

4. Share Capital (continued)

be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer.

If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year then such repurchase will be subject to a 3.00% early withdrawal fee payable to the Fund. There were no withdrawal fees during the fiscal year. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.

In connection with the Class A Shares of the Fund, the Fund pays the Distributor or a designee a distribution and service fee equal to 0.75% per annum of the aggregate value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (prior to any repurchases of Class A Shares and prior to the Management Fee being calculated) (“Distribution and Service Fee”). The Distribution and Service Fee is payable quarterly.

5. Management Fee and Related Party Transactions

In consideration of the management services the Adviser provides to the Fund, the Fund pays the Adviser a quarterly fee (the “Management Fee”) computed at an annual rate of 1.20% of the aggregate value of its outstanding Shares determined as of the last calendar day of each month and payable quarterly (before any repurchases of Shares and prior to the Management Fee being calculated). Up to and including June 30, 2015, the Adviser contractually agreed to waive a portion of the Management Fee (the “Management Fee Waiver”) through the first anniversary of the Fund’s commencement of operations such that the Management Fee equaled 0.90% per annum of the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month (before any repurchases of Shares and prior to the Management Fee being calculated). Thereafter, the Management Fee is charged at an annual rate of 1.20%.

Up to and including July 31, 2018, the Adviser contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment-related costs and fees, taxes, extraordinary expenses, and the fees and expenses associated with the underlying Portfolio Funds) to 1.70% with respect to the Class I Shares and 2.45% with respect to the Class A Shares (due to Distribution and Service Fee). Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty (30) days’ prior written notice to the other party. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its Management Fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 1.70% with respect to the Class I Shares or 2.45% with respect to the Class A Shares. Moreover, pursuant to certain prior expense limitation agreements (each, a “Prior Expense Limitation Agreement”), the Adviser is permitted to recover fees and expenses it has waived or borne pursuant to such Prior Expense Limitation Agreement from the applicable class or classes of Shares (whether through reduction of its fees or otherwise) to the extent that the Fund’s expenses with respect to the applicable class of Shares fall below the annual rate set forth in such Prior Expense Limitation Agreement pursuant to which such fees and expenses were waived or borne; provided, however, that the Fund is not obligated to pay any such reimbursed fees or expenses more than three years after the date on which the fee or expense was borne by the Adviser. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

5. Management Fee and Related Party Transactions (continued)

set forth above. For the year ended March 31, 2018, operating expenses reimbursed by the Adviser were $307,111, but are subject to recapture. As of March 31, 2018, the amount subject to potential future recapture by the Adviser is $1,098,209. Such potential future recaptures will expire as follows:

Subject to expiration in the year ended:	Amount
March 31, 2019	$ 455,285
March 31, 2020	335,813
March 31, 2021	307,111

$ 1,098,209

Of the $307,111 reimbursed by the Adviser for the year ended March 31, 2018, $59,743 is due from the Adviser as of March 31, 2018.

Compensation to the Trustees of the Fund during the year ended March 31, 2018 was $90,000. No fees were paid by the Fund to the Interested Trustee or Officers. As of March 31, 2018, the Adviser and affiliates/employees of the Adviser held Shares in the Fund that comprise 25% of total net assets.

6. Administrative Services and Custody Agreements

BNY Mellon Investment Servicing (US) Inc. provides certain administrative services to the Fund.

The Bank of New York Mellon (the “Custodian”) serves as the Fund’s custodian and maintains custody of the Fund’s assets which are registered in the name of the Custodian (or its nominees), which includes all Portfolio Funds and cash.

7. Securities Transactions

Aggregate purchases and proceeds from sales of Portfolio Funds for the year ended March 31, 2018 amounted to $5,500,000 and $21,807,388, respectively. As of March 31, 2018, gross unrealized appreciation on investments was $7,050,725 and gross unrealized depreciation was $(820,039), resulting in net unrealized appreciation of $6,230,686.

8. Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $52,057,027 are excluded from the fair value hierarchy as of March 31, 2018.

During the year ended March 31, 2018, the Fund held short-term investments in a money market fund which are categorized as Level 1.

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

9. Derivative Financial Instruments and Concentrations of Credit Risk

For the year ended March 31, 2018, the Fund had no direct commitments to purchase or sell securities, financial instruments, or commodities relating to derivative financial instruments. The Fund may have indirect commitments that arise through positions held by Portfolio Funds in which the Fund invests. However, as a shareholder in these Portfolio Funds, the Fund’s risk is limited to the current value of its investment, which is reflected in the Statement of Assets and Liabilities and the Schedule of Investments.

The Adviser has no knowledge of any financial institution, brokerage firm, or other trading counterparty with which the Fund had a concentration of direct credit risk relating to any direct trading activity for the year ended March 31, 2018.

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

10. Financial Highlights

Class I

	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016	For the period July 1, 2014 (commencement of operations) through March 31, 2015
Net asset value per share, beginning of year/period	$ 9.63	$ 9.26	$ 10.20	$ 10.00

Net income (loss) from investment operations*:
Net investment loss	(0.16)	(0.16)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	0.71	0.70	(0.54)	0.35

Total from investment operations	0.55	0.54	(0.70)	0.25
Distributions paid from:
Net investment income	(0.51)	(0.17)	(0.24)	(0.05)

Net asset value per share, end of year/period	$ 9.67	$ 9.63	$ 9.26	$ 10.20

Total return**	5.82%	5.68%	(7.03%)	2.50%

Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$ 54,137	$ 63,122	$ 39,732	$ 33,920

Portfolio turnover	8.94%	14.62%	20.56%	9.04%
Ratio of expenses to average net assets before expense waiver and reimbursement***	2.18%	2.29%	2.94%	4.05%
Ratio of expenses to average net assets after expense waiver and reimbursement***	1.70%	1.70%	1.62%	1.40%
Ratio of net investment loss to average net assets***	(1.68%)	(1.70%)	(1.62%)	(1.40%)

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.
**	The total return is not annualized for periods less than one year.
***	The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds. The ratios are annualized for a period less than one year.

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

10. Financial Highlights (continued)

Class A

	For the year ended March 31, 2018	For the year ended March 31, 2017	For the period March 1, 2016 through March 31, 2016

Net asset value per share, beginning of period/year	$ 9.55	$ 9.26	$ 9.18

Net income (loss) from investment operations*:
Net investment loss	(0.23)	(0.23)	(0.01)
Net realized and unrealized gain on investments	0.70	0.75	0.09

Total from investment operations	0.47	0.52	0.08
Distributions paid from:
Net investment income	(0.51)	(0.23)	0.00

Net asset value per share, end of period/year	$ 9.51	$ 9.55	$ 9.26

Total return**	5.03%	4.89%	0.87%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$ 219	$ 894	$ 252

Portfolio turnover	8.94%	14.62%	20.56%
Ratio of expenses to average net assets before expense waiver and reimbursement***	4.13%	5.90%	9.53%
Ratio of expenses to average net assets after expense waiver and reimbursement***	2.45%	2.45%	2.45%
Ratio of net investment loss to average net assets***	(2.43%)	(2.45%)	(2.45%)

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.
**	The total return is not annualized for periods less than one year.
***	The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds. The ratios are annualized for a period less than one year.

Evanston Alternative Opportunities Fund

Notes to Financial Statements

For the year ended March 31, 2018

11. Subsequent events

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and noted that no subsequent events needed to be recorded or disclosed, other than listed below.

Subsequent to March 31, 2018, and through the date the financial statements were issued, the Fund paid $5,681,969 of the $6,212,341 which is reflected as a payable to redeeming shareholders in the Statement of Assets and Liabilities as of March 31, 2018, and received $25,000 in capital subscription requests.

On May 2, 2018, the amount due from Adviser was settled.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Board of Trustees’ Consideration of Investment Management Agreement with the Adviser

The 1940 Act requires that the Board of the Fund, including a majority of the members of the Board who are not affiliated with the Adviser (“Independent Trustees”), voting separately, to approve the continuance of the Investment Management Agreement between the Fund and the Adviser, as investment adviser.

At the in-person meeting of the Board on December 7, 2017 (the “Board Meeting”), the Board considered the continuance of the Investment Management Agreement between the Fund and the Adviser for an additional one year period. The Board was assisted in its review by K&L Gates LLP, the Fund’s outside counsel. Prior to the Board Meeting, the Independent Trustees met telephonically with K&L Gates LLP to discuss the process and the appropriate factors to consider when determining whether to approve the continuance of the Investment Management Agreement. The Independent Trustees also met with K&L Gates LLP at the Board Meeting in the executive session separate from the representatives of the Adviser. In connection with the Board’s consideration of the continuance of the Investment Management Agreement, the Adviser provided certain materials and information reasonably necessary for the Board to evaluate the terms of the Investment Management Agreement (the “Adviser Materials”).

In connection with the Board’s consideration of approving the continuance of the Investment Management Agreement, the Board noted that all facts and circumstances surrounding the Adviser’s relationship with the Fund are appropriate for consideration but that the most relevant factors generally are the following: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the Fund’s investment performance; (3) a comparative analysis of advisory fees paid by, and the expense ratios of other similar funds; (4) the costs of the services provided and the resulting profits realized by the Adviser from its relationship with the Fund, including the extent to which the Adviser has realized economies of scale through growth of Fund assets; (5) whether economies of scale actually achieved or that may potentially be achieved suggest that a contract should contain breakpoints so that shareholders obtain the benefits of such economies of scale; and (6) other sources of revenue and intangible benefits to the Adviser from its relationship with the Fund.

A presentation was made by the Adviser at the Board Meeting regarding the services provided by the Adviser pursuant to the Investment Management Agreement, including, but not limited to, the Adviser’s selection and review process of Portfolio Funds. Through this presentation and the pre-meeting conference call with K&L Gates LLP, the Adviser Materials, the Board received and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser.

The Board reviewed the investment objective and policies of the Fund with the Adviser and the qualifications, backgrounds and responsibilities of the Adviser’s senior investment professionals who are primarily responsible for the Fund’s portfolio management. The Board also considered the Adviser’s role in supervising third-party fund service providers and providing related services and assistance in meeting legal and regulatory requirements.

The Board also reviewed with the Adviser a presentation of the Fund’s performance as compared to a group of other registered funds of hedge funds that have objectives and strategies that are similar to those of the Fund. The peer group performance was obtained from publicly available sources and measured as of each such peer group fund’s most recent fiscal year end.

In addition, the Board reviewed and considered a chart setting forth the fee structure of other similar registered funds of hedge funds (the “Fee Comparison Chart”). The Board reviewed and discussed the fees and the expense ratio of the Fund, as well as the fees and expense ratios of these other similar funds, as set forth in the Fee Comparison Chart. The Board determined that the Management Fee for the Fund was within the range of the management fees associated with these similar funds. The Board compared the Fund’s

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

expense ratio to these comparable funds and considered the Adviser’s willingness to contractually cap certain operating expenses of the Fund. After review, the Board concluded that the expense ratio for the Fund was appropriate.

The Board reviewed information prepared by the Adviser concerning any profits realized by it with respect to the Fund. The Board noted that the Adviser is responsible for all salaries and employee benefit expenses of its employees and any of its affiliates involved in the management and conduct of the Fund’s business and affairs and related overhead (including rent and other similar items). As such, the Fund will not be responsible for these expenses. In evaluating the profitability of the Adviser as respects the Fund, the Board took into account the expenses borne by the Adviser, the Expense Limitation Agreement and the Adviser’s resources utilized in managing the Fund. The Adviser stated that as the assets of the Fund increase over time, the Fund and its Shareholders may realize economies of scale as certain expenses become a smaller percentage of overall assets. However, the Board noted that the Adviser had not incorporated any breakpoints to reflect the potential for reducing the Management Fee as assets grow. The Board determined that, because of the Fund’s asset size and the revenues expected to be generated, the Board did not believe breakpoints were appropriate at this time. Although the Board acknowledged that the Fund will enhance the line of investment products managed by the Adviser and therefore the Adviser’s management of the Fund may increase the amount of assets managed and revenue generated by the Adviser, based on the profits realized by the Adviser, the Adviser does not expect to receive any significant indirect benefits from managing the Fund.

Based on its discussions and considerations as described above, the Board made the following conclusions and determinations:

●

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would be adequate and appropriate, noting the benefits of the Adviser’s investment process and portfolio management and other services to be provided by the Adviser.

●	The Board concluded that the Fund’s Management Fee to be paid to the Adviser was reasonable in light of the considerations discussed above.

●	The Board recognized that, given the Fund’s assets, significant economies would not be realized until the size of the Fund increases.

The Board considered these conclusions and determinations in their totality and, without any one factor being dispositive, determined that approving the continuance of the Investment Management Agreement was in the best interests of the Fund and its Shareholders, and the Board approved the continuance of the Investment Management Agreement for an additional twelve month period.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data

The identity of, and brief biographical information regarding, each Independent Trustee is set forth below. The business address of each Trustee is care of Evanston Capital Management, LLC, 1560 Sherman Avenue, Suite 960, Evanston, Illinois 60201.

INDEPENDENT TRUSTEES***
Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Robert Moyer Age: 71	Trustee since February 2014	Retired. Formerly President and Chief Executive Officer of Driehaus Capital Management, Inc. (an investment adviser) and Driehaus Securities Corporation (a mutual fund distributor).	1	Windy City Habitat for Humanity (since 2006)
John Rowsell Age: 60	Trustee since February 2014	Partner, Canyon Road Capital (Feb. 2012-present); Managing Director, Man Group Plc (June 2001-Feb. 2012)	1

Nephila Capital Ltd. (until Nov. 2011); GLG Inc. (Oct. 2010- Dec. 2011); Man Long Short Fund (2010-2012); Man Glenwood Lexington (2003- 2011); Teach For America - Chicago (2008-present); Virginia Tech Foundation (2011-present).

Ingrid Stafford Age: 64	Trustee since February 2014	Vice President for Financial Operations and Treasurer, Northwestern University (2014- Present), Associate Vice President for Financial Operations and Treasurer, Northwestern University (2006- 2014)	1	Wintrust, Inc. (1998-present); Wintrust Bank (1994-present) Evangelical Lutheran Church in America (2013-present)

* “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data (continued)

INTERESTED TRUSTEE** AND OFFICERS***
Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Kenneth A. Meister** Age: 49	Trustee since 2014, President and Principal Executive Officer since 2013	President (since January 2013) and Chief Operating Officer of Evanston Capital Management, LLC	1	Ravinia Festival Association (Dec 2017 - Present)
Ryan Cahill Age: 49	Treasurer and Principal Financial Officer since 2013	Chief Financial Officer of Evanston Capital Management, LLC	N/A	N/A
Scott Zimmerman Age: 41	Secretary and Chief Legal Officer since 2013	General Counsel of Evanston Capital Management, LLC	N/A	N/A
Melanie Lorenzo Age: 38	Chief Compliance Officer since 2013	Associate General Counsel and Chief Compliance Officer of Evanston Capital Management, LLC	N/A	N/A

* “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

** An Interested Trustee is a Trustee of the Fund who is an “interested person” as defined by the 1940 Act.

*** Additional information about the Trustees and Officers is available in the Fund’s Statement of Additional Information, which can be obtained upon request and without charge by writing to the Fund at Evanston Alternative Opportunities Fund, c/o BNY Mellon Investment Servicing (US) Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, by calling the Fund at 1-877-356-6316, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Additional Information

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures and the Fund’s portfolio securities voting record during the prior twelve month period ending June 30 of each year is available without charge, upon request, by calling the Fund at 1-877-356-6316 and on the SEC web site at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b)	No item to be disclosed pursuant to this paragraph.

(c)

During the period covered by this report, the Registrant did not amend provisions of its Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Registrant’s Code of Ethics is filed herewith.

(d)

The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit (a)(1) pursuant to Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s board of trustees has determined that Ingrid Stafford is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $55,000 for 2017 and $37,500 for 2018. 2017 fees reflect fees paid by the Registrant to its prior principal accountant.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item are $5,000 for 2017 and $2,500 for 2018. This represents the cost of the consent of the independent registered public accounting firm for the N-2.

2017 fees reflect fees paid by the Registrant to its prior principal accountant.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,000 for 2017 and $0 for 2018.

2017 fees reflect fees paid by the Registrant to its prior principal accountant.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (“Policy”). This Policy describes how the Audit Committee oversees the services the independent registered public accounting firm (“Auditor”) provides to the Registrant, and the pre-approval of the Auditor’s audit, audit-related, and non-audit services to assure that such services do not impair the Auditor’s independence.

The Policy states that the Audit Committee may either generally pre-approve, or require specific pre-approval of, audit and non-audit services. The Registrant’s annual audit services engagement scope and terms require the Audit Committee’s specific pre-approval, and audit services performed thereafter require general pre-approval. Audit-related services, as well as tax services that do not impair the Auditor’s independence are subject to the Audit Committee’s general pre-approval. The Policy prohibits certain non-audit services; non-audit services that are not prohibited under the Policy require specific pre-approval, and are permitted if they are routine and recurring services that would not impair the Auditor’s independence and are consistent with the Sarbanes-Oxley Act of 2002 and rules relating thereto.

The Audit Committee is not required to pre-approve de minimis fees relating to non-audit services to the Registrant that were not recognized as non-audit services at the time of the Auditor’s engagement, and which are promptly brought to the Audit Committee’s attention and approved prior to the audit’s completion. “De Minimis” fees are those fees that are less than 5% of the total fees the Auditor receives in a fiscal year for its services to the Registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100

(c) 100

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $60,000 for 2017 and $0 for 2018.

2017 fees reflect fees paid by the Registrant to its prior principal accountant.

(h)

The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated to the Adviser the voting of proxies relating to the Registrant’s portfolio securities. A summary of the Adviser’s Proxy Voting Policies and Procedures follows:

Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”) addresses investment advisers’ fiduciary obligation to their clients when these advisers have the authority to vote proxies of securities in client accounts. Evanston Capital Management, LLC (“Adviser”) has implemented Proxy Voting Policies and Procedures (the “Proxy Policy”) that are reasonably designed to ensure that the Adviser votes client securities in its clients’ best interests in accordance with its fiduciary duties.

In its capacity as a manager of funds of investment funds, the Adviser rarely, if ever, is requested to vote the proxies of traditional operating companies. None of the funds of funds advised by the Adviser (the “Funds”) has been formed for the purpose of holding publicly traded securities, and the securities of unregistered private funds (“Portfolio Funds”) securities generally will not have voting rights. Rather, from time to time, the Adviser may be requested to vote on behalf of its Funds in their capacities as Portfolio Fund investors, and such proxies generally involve Portfolio Fund term and structure changes. In all cases, the Adviser will consider how its vote could affect the Funds, and will be guided by general fiduciary principles. The Adviser will exercise voting or consent rights in a manner it believes to be in a Fund’s best interests, and consistent with efforts to achieve the Fund’s stated objective, including maximizing portfolio value.

The Adviser’s General Investment Committee (“Committee”) votes proxies as well as other votes it is requested to make on the Registrant’s behalf. The Adviser’s general policy is to vote in accordance with the recommendation of a Portfolio Fund’s management on routine and administrative matters, unless the Adviser has a particular reason to vote to the contrary. With respect to non-recurring or extraordinary matters, the Adviser will vote on a case-by-case basis in accordance with the goals of achieving the Registrant’s stated objective. The Adviser’s Chief Compliance Officer, General Counsel, or their delegate will be responsible for monitoring and submitting any and all corporate actions in a timely manner.

The Registrant may purchase non-voting securities of, or irrevocably waive or limit contractually the right to vote in respect of, Portfolio Funds in order to prevent the Registrant from becoming an “affiliated person” of the Portfolio Fund for purposes of the Investment Company Act of 1940, as amended (“Company Act”) and becoming subject to the prohibitions on transactions with affiliated persons contained in the Company Act. Consequently, the Registrant may not be able to vote to the full extent of its economic interest, including matters that could adversely affect the Registrant’s investment. The Adviser will make the determination to waive voting rights pursuant to policies adopted by the Registrant’s Board of Trustees. Entering into voting waivers is expected to allow the Registrant to purchase interests in Portfolio Funds that represent attractive investment opportunities, which the Registrant might otherwise be restricted from holding pursuant to the prohibitions on transactions with affiliated persons under the Company Act.

If the Adviser determines that a conflict or potential conflict exists between the Adviser’s and the Funds’ interests, the Adviser may vote proxies despite the existence of the conflict. If the Adviser determines that a conflict or potential conflict of interest is material, the Adviser’s Chief Compliance Officer will work with appropriate personnel to agree upon a method to resolve such conflict before voting proxies affected by the conflict.

Form N-PX will contain the Registrant’s complete proxy voting record for the twelve months ended June 30, and will be filed annually no later than August 31. The Registrant’s Form PX is available without charge, upon request, by calling the Registrant at (847) 328-4676, or by visiting the Securities and Exchange Commission’s website (https://www.sec.gov).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  The following information is as of March 31, 2018:

Adam B. Blitz, CFA. Mr. Blitz is the Chief Executive Officer, Chief Investment Officer, a Principal and a member of the General Investment Committee of Evanston Capital Management, LLC (the “Adviser”). He has over fifteen years of institutional investment management experience with an emphasis in quantitative analysis, trading and risk management.

Don Fehrs, Ph.D. Mr. Fehrs is a Principal – Risk Management and Research and a member of the General Investment Committee of the Adviser. He joined the firm in May 2006. Mr. Fehrs’ responsibilities include oversight of the portfolio risk management function and evaluation of existing and potential Portfolio Funds.

Kristen VanGelder, CFA. Ms. VanGelder is a Principal – Director of Research and a member of the General Investment Committee of the Adviser. She joined the firm in August 2003 and is primarily responsible for investment research, including the sourcing, evaluation, and due diligence of prospective investments as well as the ongoing monitoring of existing investments. Her responsibilities also include portfolio construction and risk management. Subsequent to March 31, 2018, Ms. VanGelder was promoted to Deputy Chief Investment Officer.

(a)(2)(i-iii)

PORTFOLIO MANAGERS

Total Other Accounts Managed Table

(As of March 31, 2018)

	Registered Investment Companies (1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets of Accounts Managed ($ million)	Number of Accounts	Total Assets of Accounts Managed ($ million)	Number of Accounts	Total Assets of Accounts Managed ($ million)
Adam B. Blitz	0	$0	9	$4,235	1	$27
Don Fehrs	0	$0	9	$4,235	1	$27
Kristen VanGelder	0	$0	9	$4,235	1	$27
(1)	This chart does not include information with respect to the Registrant.

Performance-Based Fee Accounts Information Table

(As of March 31, 2018)

	Registered Investment Companies (1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets of Accounts Managed ($ million)	Number of Accounts	Total Assets of Accounts Managed ($ million)	Number of Accounts	Total Assets of Accounts Managed ($ million)
Adam B. Blitz	0	$0	8	$4,100	1	$27
Don Fehrs	0	$0	8	$4,100	1	$27
Kristen VanGelder	0	$0	8	$4,100	1	$27
(1)	This chart does not include information with respect to the Registrant.

(a)(2)(iv)

The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Registrant. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, “Other Accounts”). The Registrant has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Registrant and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Registrant and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Registrant’s assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Registrant, or purchases or sells an investment for the Registrant and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that investment decisions for the Registrant and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients over time, including the Registrant. Therefore, there may be situations where the Adviser does not invest the Registrant’s assets in certain private investment vehicles in which Other Accounts may invest or in which the Registrant may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Registrant and may manage such accounts on terms that are more favorable to them (e.g., may receive higher fees or performance allocations) than the terms on which they manage the Registrant. As a result, the Adviser and its affiliates may have an incentive to allocate the investment opportunities they believe may be most profitable to Other Accounts instead of allocating them to the Registrant.

(a)(3) The following information is as of March 31, 2018:

Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, an objective related bonus is paid annually and reflects the level of achievement the portfolio manager has made regarding the investment activities of the Adviser in respect of its accounts for that period with the overall bonus pool which is based upon the profitability of the Adviser as a whole. There are no other special compensation schemes for the portfolio managers.

(a)(4) Disclosure of Securities Ownership

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned as of March 31, 2018
Adam B. Blitz	over $1,000,000
Don Fehrs	$100,001 - $500,000
Kristen VanGelder	$50,001 - $100,000

(b) Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)

The Registrant engaged Deloitte & Touche LLP (“D&T”) as the independent registered public accounting firm for the fiscal year ending March 31, 2018. D&T replaces Ernst & Young LLP (“EY”), the Registrant’s previous independent registered public accounting firm. The change in accountants was approved by the Registrant’s Audit Committee of the Board on June 21, 2017. During the periods that EY served as the Registrant’s independent registered public accounting firm through March 31, 2017, EY’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. There were no disagreements between the Registrant and EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Evanston Alternative Opportunities Fund

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date	June 8, 2018

By (Signature and Title)*	/s/ Ryan Cahill
Ryan Cahill, Treasurer and Principal Financial Officer
(principal financial officer)

Date	June 8, 2018

* Print the name and title of each signing officer under his or her signature.